Schedule H, Line 4a - Schedule of Delinquent Participant Contributions (Details) - EBP 007 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2022	Dec. 31, 2021
EBP, Schedule of Delinquent Participant Contribution [Line Items]
Entity tax identification number	16-0991536
Plan number	007
Contributions Not Corrected	$ 3,726	$ 1,035	$ 2,691
Contributions Corrected Outside VFCP	0
Contributions Pending Correction in VFCP	0
Total Fully Corrected Under VFCP and PTE 2002-51	$ 0